Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Vessel operating expenses	$ (54,476)	$ (62,066)
Net income (expenses) from related party transactions	(462)	39,649
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	39,666
Collaborative Arrangement
Related Party Transaction [Line Items]
Time charter revenues	0	23,359
Voyage and charterhire expenses	0	(18,933)
The Cool Pool
Related Party Transaction [Line Items]
Time charter revenues	0	43,332
Vessel operating expenses	0	(8,092)
The Cool Pool | The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 0	$ 39,666